Fixed Assets - Components of Fixed Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 13,338	$ 12,798
Property plant and equipment, net	5,441	5,273	4,236
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	236	238
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,592	1,513
Accumulated depreciation	(579)	(541)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,510	11,047
Accumulated depreciation	$ (7,318)	$ (6,984)